ORGANIZATION, CONSOLIDATION AND PRESENTATION OF FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Assets, Liabilities and Results of Operations of VIEs and Their Subsidiaries Included in Company's Consolidated Balance Sheets and Statements of Comprehensive Income

The following tables set forth the assets, liabilities and results of operations of the VIEs and their subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive income:

	As of December 31,
	2010	2011
	RMB	RMB	US$
	(In thousands)
Total assets	1,194,045	1,808,784	287,387
current	564,729	1,008,640	160,257
non-current	629,316	800,144	127,130

Total liabilities	852,945	1,456,328	231,387
current	766,945	1,342,268	213,265
non-current	86,000	114,060	18,122

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
	(In thousands)
Total revenues	934,814	1,832,629	4,205,327	668,159
Net income	27,263	46,234	119,294	18,954